Short-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-Term Debt
Note 9 - Short-Term Debt
In March 2017, Southwest Gas Holdings, Inc. entered into a credit facility with a borrowing capacity of $100 million that expires in March 2022. The Company utilizes this facility for short-term financing needs. Interest rates for this facility are calculated at either LIBOR or the “alternate base rate,” plus in each case an applicable margin that is determined based on the Company’s senior unsecured debt rating. At December 31, 2018, the applicable margin is 1.125% for loans bearing interest with reference to LIBOR and 0.125% for loans bearing interest with reference to the alternative base rate. The Company is also required to pay a commitment fee, of 0.15% per annum, on the unfunded portion of the commitments, which was not significant for the period ended December 31, 2018. Borrowings under the credit facility ranged from none at various times throughout 2018 to a high of $23.5 million during the first quarter of 2018. At December 31, 2018 and 2017, there were no borrowings and $23.5 million outstanding under this facility, respectively, with a weighted average interest rate of 2.65% at December 31, 2017.
At December 31, 2018, Southwest Holdings, Inc. was in compliance with all of its credit facility covenants. Interest and fees on the credit facility are subject to adjustment depending on its bond ratings. The credit facility is subject to a leverage ratio cap. No specific dividend restrictions exist under the collective covenants. The credit facility does not contain a material adverse change clause.
As discussed in Note 8 - Long-Term Debt, Southwest has a $400 million credit facility that is scheduled to expire in March 2022, of which $250 million has been designated by management for working capital purposes. Southwest had $152 million of short-term borrowings outstanding at December 31, 2018 and $191 million short-term borrowings outstanding at December 31, 2017 with weighted average interest rates of 3.47% and 2.52%, respectively.